Reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reserves

	Note	Share premium	Fair value reserve (recycling)	Fair value reserve (non- recycling)	Other reserves	Retained profits	Total
		RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Balance at January 1, 2017		14,131	209	—	2,078	17,220	33,638

Changes in equity for 2017:
Total comprehensive income for the year		—	66	—	1	5,961	6,028
Dividends approved in respect of the previous year		—	—	—	—	(982)	(982)
Appropriations to reserves		—	—	—	492	(492)	—
Issuance of shares		1,051	—	—	—	—	1,051
Dilution and change of non-controlling interests and other reserves		—	—	—	113	—	113

Balance at December 31, 2017		15,182	275	—	2,684	21,707	39,848

Impact on initial application of IFRS 15		—	—	—	—	526	526
Impact on initial application of IFRS 9		—	(240)	303	—	40	103

Adjusted balance at January 1, 2018 (Note)		15,182	35	303	2,684	22,273	40,477

Changes in equity for 2018:
Total comprehensive income for the year		—	22	133	(2)	2,895	3,048
Dividends approved in respect of the previous year	49(b)	—	—	—	—	(1,009)	(1,009)
Appropriations to reserves		—	—	—	221	(221)	—
Issuance of shares	48(ii)	10,470	—	—	—	—	10,470
Change in other reserves		—	—	—	4	—	4

Balance at December 31, 2018		25,652	57	436	2,907	23,938	52,990

Note: The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).

Final Dividend Proposed after the End of Reporting Year Payable to Equity Shareholders of the Company

Dividends payable to equity shareholders of the Company attributable to the year:

	2018	2017
	RMB million	RMB million
Final dividend proposed after the end of the reporting year of RMB0.05 per share (2017: RMB0.10 per share) (inclusive of applicable tax)	613	1,009